Goodwill and Intangible Assets - Changes in Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended				12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016		Jun. 30, 2015	Mar. 31, 2015		Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Goodwill
Beginning balance		$ 33,745			$ 33,745		$ 33,745		$ 33,745		$ 33,745		$ 33,745
Loss on impairment	$ 0	(33,745)	[1]	$ 0	0	[1]	(33,745)	[2]	0	[2]	0
Ending balance											33,745		33,745		$ 33,745
Intangible Assets
Beginning balance		11,779			33,005		11,779		33,005		33,005		38,191
Loss on impairment											(18,606)	[3]	0	[3],[4]	0	[4]
Amortization expense		$ (420)	[1]		$ (733)	[1]	$ (841)	[2]	$ (1,466)	[2]	(2,620)	[3]	(5,186)	[3],[4]	(3,687)	[4]
Ending balance											$ 11,779		$ 33,005		$ 38,191

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[4]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.